SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	16,603,409	9,996,942	16,590,470	8,034,968